Operating Lease Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Operating Lease Obligations

Note 10 – Operating Lease Obligations

Effective July 2018, we entered into a lease agreement for the right to use and occupy office space. The lease term commenced July 1, 2018 and is scheduled to expire after 36 months, on June 30, 2021.

Prior to the current lease, we entered into a lease agreement in 2014 for the right to use and occupy office space. The lease term commenced November 1, 2014 and was scheduled to expire after 62 months, on March 31, 2020. The lease was terminated in February 2018.

Effective November 2019, we entered into a new lease agreement for our NY affiliate. The lease is for six months and will expire on April 30, 2020. This lease was not subjected to the new lease standard, Topic 842.

Effective November 2019, we entered into a new lease with Interport Logistics, LLC. The lease term commenced on November 11, 2019 and is scheduled to expire on November 11, 2020.

Effective May 2019, we entered into a new lease in Mexico. The lease commenced May 1, 2019 and is scheduled to expire after 24 months, on April 1, 2021.

The following table presents the discounted present value of minimum lease payments for our office and warehouses to the amounts reported as financial lease liabilities on the condensed consolidated balance sheet at June 30, 2020:

Undiscounted Future Minimum Lease Payments	Operating Lease

2020	$47,456
2021	59,291
Thereafter	29,086
Total	135,832
Amount representing imputed interest	(5,732)
Total operating lease liability	130,101
Current portion of operating lease liability	89,950
Operating lease liability, non-current	$40,151

The table below presents information for lease costs related to our operating leases at June 30, 2020:

Operating lease cost:
Amortization of leased assets	$87,798
Interest of lease liabilities	9,180
Total operating lease cost	$96,978

The table below presents lease-related terms and discount rates at June 30, 2020:

Remaining term on leases	10 to 28 months
Incremented borrowing rate	5.0%

Note 11 – Operating Lease Obligations

Effective July 2018, we entered into a lease agreement for the right to use and occupy office space. The lease term commenced July 1, 2018 and is scheduled to expire after 36 months, on June 30, 2021. Total rent expense for the ten months, beginning in March, in 2018 was $32,855.

Prior to the current lease, we entered into a lease agreement in 2014 for the right to use and occupy office space. The lease term commenced November 1, 2014 and was scheduled to expire after 62 months, on December 31, 2019. The lease was terminated in February 2018. Total rent expense for the two months in 2018 was $19,641.

Effective November 2019, we entered into a new lease agreement for our NY affiliate. The lease is for six months and will expire on April 30, 2020. This lease was not subjected to the new lease standard, Topic 842.

Effective November 2019, we entered into a new lease with Interport Logistics, LLC. The lease term commenced on November 11, 2019 and is scheduled to expire on November 11, 2020. This lease was subjected to the new lease standard, Topic 842.

Effective May 2019, we entered into a new lease in Mexico. The lease commenced May 1, 2019 and is scheduled to expire after 24 months, on April 1, 2021. This lease was subjected to the new lease standard, Topic 842.

The following table presents a reconciliation of the undiscounted future minimum lease payments, under the leases for our office and warehouses to the amounts reported as financial lease liabilities on the consolidated balance sheet at December 31, 2019:

Undiscounted Future Minimum Lease Payments	Operating Lease

2020	$87,734
2021	59,291
Thereafter	25,911
Total	172,936
Amount representing imputed interest	(9,196)
Total operating lease liability	163,740
Current portion of operating lease liability	(81,502)
Operating lease liability, non-current	$82,238

The table below presents information for lease costs related to our operating leases at December 31, 2019:

Operating lease cost:
Amortization of leased assets	$52,692
Interest of lease liabilities	5,716
Total operating lease cost	$58,408

The table below presents lease-related terms and discount rates at December 31, 2019:

Remaining term on leases	16 to 34 months
Incremented borrowing rate	5.0%